Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends to shareholders of the parent company
	2025		2024		2023
	Per share	Total	Per share	Total	Per share	Total
	$	$m	$	$m	$	$m
Dividends paid on ordinary shares
In respect of previous year:
– second interim dividend	—	—	—	—	0.23	4,589
– fourth interim dividend	0.36	6,397	0.31	5,872	—	—
In respect of current year:
– first interim dividend	0.10	1,750	0.10	1,877	0.10	2,001
– special dividend	—	—	0.21	3,942	—	—
– second interim dividend	0.10	1,717	0.10	1,852	0.10	1,956
– third interim dividend	0.10	1,717	0.10	1,805	0.10	1,946
Total	0.66	11,581	0.82	15,348	0.53	10,492
Total coupons on capital securities classified as equity		1,183		1,062		1,101
Dividends to shareholders		12,764		16,410		11,593

Disclosure of coupons on capital securities classified as equity

Total coupons on capital securities classified as equity
			2025	2024	2023
		Per security	Total	Total	Total
	First call date		$m	$m	$m
Perpetual subordinated contingent convertible securities[1]
$2,250m issued at 6.375%[2]	Sep 2024	$63.750	—	122	143
$2,450m issued at 6.375%[3]	Mar 2025	$63.750	55	156	156
$3,000m issued at 6.000%	May 2027	$60.000	180	180	180
$2,350m issued at 6.250%[4]	Mar 2023	$62.500	—	—	52
$1,800m issued at 6.500%	Mar 2028	$65.000	117	117	117
$1,500m issued at 4.600%	Dec 2030	$46.000	69	69	69
$1,000m issued at 4.000%	Mar 2026	$40.000	40	40	40
$1,000m issued at 4.700%	Mar 2031	$47.000	47	47	47
$2,000m issued at 8.000%[5]	Mar 2028	$80.000	160	160	80
$1,350m issued at 6.875%[6]	Sep 2029	$68.750	93	—	—
$1,150m issued at 6.950%[7]	Mar 2034	$69.500	80	—	—
$1,500m issued at 6.950%[8]	Aug 2031	$69.500	52	—	—
$2,000m issued at 7.050%[9]	Jun 2030	$70.500	71	—	—
€1,000m issued at 6.000%[10]	Sep 2023	€60.000	—	—	56
€1,250m issued at 4.750%	Jul 2029	€47.500	65	65	64
£1,000m issued at 5.875%	Sep 2026	£58.750	77	77	72
SGD750m issued at 5.000%[11]	Sep 2023	SGD50.000	—	—	25
SGD1,500m issued at 5.250%[12]	Jun 2029	SGD52.500	61	29	—
SGD800m issued at 5.000%[13]	Mar 2030	SGD50.000	16	—	—
Total			1,183	1,062	1,101
1Discretionary coupons are paid semi-annually, based on the denominations of each security.
2This security was called by HSBC Holdings on 23 July 2024 and was redeemed and cancelled on 17 September 2024.
3This security was called by HSBC Holdings on 7 February 2025 and was redeemed and cancelled on 31 March 2025.
4This security was called by HSBC Holdings on 30 January 2023 and was redeemed and cancelled on 23 March 2023.
5This security was issued by HSBC Holdings on 7 March 2023. The first call period commences six calendar months prior to the reset date of 7 September 2028.
6This security was issued by HSBC Holdings on 11 September 2024. The first call period commences six calendar months prior to the reset date of
11 March 2030.
7This security was issued by HSBC Holdings on 11 September 2024. The first call period commences six calendar months prior to the reset date of
11 September 2034.
8This security was issued by HSBC Holdings on 27 February 2025. The first call period commences six calendar months prior to the reset date of
27 February 2032.
9This security was issued by HSBC Holdings on 5 June 2025. The first call period commences six calendar months prior to the reset date of 5 December 2030.
10This security was called by HSBC Holdings on 3 August 2023 and was redeemed and cancelled on 29 September 2023.
11This security was called by HSBC Holdings on 3 August 2023 and was redeemed and cancelled on 25 September 2023.
12This security was issued by HSBC Holdings on 14 June 2024. The first call period commences six calendar months prior to the reset date of 14 December 2029.
13This security was issued by HSBC Holdings on 24 March 2025. The first call period commences six calendar months prior to the reset date of 24 September
2030.